First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024  (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 66.1%
	APPLICATIONS SOFTWARE — 0.5%
504,335	WalkMe Ltd.*,1,2	$7,045,560

	COMMERCIAL SERVICES-FINANCE — 2.0%
944,229	Nuvei Corp.[1,2]	30,574,135

	COMPUTER SOFTWARE — 2.5%
1,167,859	HashiCorp, Inc. - Class A*,1	39,345,170

	CONTAINERS-PAPER/PLASTIC — 1.2%
384,349	Westrock Co.[1]	19,317,381

	EDUCATIONAL SOFTWARE — 2.7%
1,853,057	PowerSchool Holdings, Inc. - Class A*,1	41,489,946

	ELECTRIC-GENERATION — 0.1%
65,514	Atlantica Sustainable Infrastructure[1,2]	1,438,032

	ELECTRIC-INTEGRATED — 1.3%
577,583	Avangrid, Inc.[1]	20,521,524

	E-SERVICES/CONSULTING — 1.7%
344,438	Perficient, Inc.*,1	25,760,518

	FUNERAL SERVICES & RELATED ITEMS — 1.0%
840,301	Park Lawn Corp.[2]	15,975,608

	HAZARDOUS WASTE DISPOSAL — 0.4%
116,800	Stericycle, Inc.*	6,789,584

	INVESTMENT MANAGEMENT/ADVISORY SERVICES — 1.7%
750,009	AssetMark Financial Holdings, Inc.*,1	25,912,811

	MEDICAL INSTRUMENTS — 1.0%
590,098	Silk Road Medical, Inc.*	15,956,250

	MEDICAL-BIOMEDICAL/GENERICS — 0.5%
208,322	Cerevel Therapeutics Holdings, Inc.*,1	8,518,287

	MULTIMEDIA — 2.4%
1,391,639	Endeavor Group Holdings, Inc. - Class A1	37,616,002

	OIL COMP-EXPLORATION & PRODUCTION — 1.0%
555,924	Marathon Oil Corp.[1]	15,938,341

	OIL FIELD MACHINERY & EQUIPMENT — 1.5%
1,565,867	U.S. Silica Holdings, Inc.*,1	24,192,645

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Number of Shares		Value
	PIPELINES — 2.3%
2,711,343	Equitrans Midstream Corp.[1]	$35,193,232

	RETAIL-SPORTING GOODS — 1.1%
189,940	Hibbett, Inc.[1]	16,564,667

	SPECIFIED PURPOSE ACQUISITIONS — 32.1%
367,000	99 Acquisition Group, Inc. - Class A*	3,846,160
272,203	Agriculture & Natural Solutions Acquisition Corp. - Class A*,2	2,787,359
506,461	AI Transportation Acquisition Corp.[2,3]	5,246,936
649,911	Aimei Health Technology Co., Ltd.[2,3]	6,733,078
427,436	Alchemy Investments Acquisition Corp. I - Class A*,2	4,586,388
716,480	Alpha Star Acquisition Corp.[2,3]	8,268,179
400,279	Alphatime Acquisition Corp.[2,3]	4,419,080
524,847	AlphaVest Acquisition Corp.[2,3]	5,783,814
1,083,465	AP Acquisition Corp. - Class A2,3	12,405,674
540,098	APx Acquisition Corp. I - Class A2,3	6,270,538
1,873,464	Ares Acquisition Corp. II - Class A*,2	19,989,861
200,880	ARYA Sciences Acquisition Corp. IV - Class A2,3	2,294,050
303,959	Battery Future Acquisition Corp. - Class A2	3,346,589
543,089	Bayview Acquisition Corp. - Class A2,3	5,561,231
611,000	Black Hawk Acquisition Corp. - Class A2,3	6,195,540
330,476	Blue Ocean Acquisition Corp. - Class A2,3	3,688,112
267,231	Blue World Acquisition Corp.[2,3]	3,009,021
583,875	Bowen Acquisition Corp.[2,3]	6,159,881
502,661	Bukit Jalil Global Acquisition I Ltd.[2,3]	5,333,233
505,957	BurTech Acquisition Corp. - Class A*	5,626,242
74,418	byNordic Acquisition Corp. - Class A*	840,179
107,355	Cactus Acquisition Corp. I Ltd. - Class A*,2	1,207,744
1,501,481	Cartesian Growth Corp. II2,3	16,936,706
234,863	Cartica Acquisition Corp. - Class A*,2	2,665,695
193,720	Centurion Acquisition Corp. - Class A2,4	2
242,151	Centurion Acquisition Corp. - Class B2,4	2
318,958	CF Acquisition Corp. VII - Class A	3,492,590
458,473	Chenghe Acquisition II Co.[2,3]	4,589,315
2,537,874	Churchill Capital Corp. VII - Class A	27,332,903
407,251	Coliseum Acquisition Corp. - Class A2,3	4,463,471
535,425	Colombier Acquisition Corp. II - Class A*,2	5,501,492
561,575	Compass Digital Acquisition Corp. - Class A2,3	6,109,936
93	Consilium Acquisition Corp. I Ltd. - Class A2	1,044
384,008	Constellation Acquisition Corp. I - Class A*,2	4,243,288
579,602	DT Cloud Acquisition Corp.[2,3]	5,894,552
433,397	Embrace Change Acquisition Corp.[2,3]	4,875,716
408,732	Enphys Acquisition Corp. - Class A2	4,487,877

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
593,930	EVe Mobility Acquisition Corp. - Class A2	$6,527,291
386,289	Evergreen Corp. - Class A2	4,438,461
385,512	Finnovate Acquisition Corp. - Class A2,3	4,371,706
532,295	Global Lights Acquisition Corp.[2,3]	5,485,300
196,235	GP Act III Acquisition - Class A [2,4]	2
245,295	GP Act III Acquisition - Class B2,4	3
1,017,957	Haymaker Acquisition Corp. IV2	10,698,728
492,466	Horizon Space Acquisition I Corp.[2,3]	5,441,749
673,967	InFinT Acquisition Corp.[2,3]	7,764,100
1,172,979	Inflection Point Acquisition Corp. II - Class A2	12,433,577
419,484	Integrated Wellness Acquisition Corp. - Class A2,3	4,857,625
501,039	Investcorp Europe Acquisition Corp. I - Class A2	5,686,793
1,382,398	Investcorp India Acquisition Corp. - Class A2,3	15,717,865
910,367	Israel Acquisitions Corp.[2,3]	10,032,244
322,105	IX Acquisition Corp. - Class A2	3,671,997
484,313	JVSPAC Acquisition Corp. - Class A2,3	4,920,620
1,396,579	Keen Vision Acquisition Corp.[2,3]	14,775,806
435,882	Kensington Capital Acquisition Corp. V - Class A2,3	4,831,752
360,537	LatAmGrowth SPAC - Class A2	4,102,911
786,972	Learn CW Investment Corp. - Class A2,3	8,577,995
201,354	Legato Merger Corp. III*,2	2,036,353
61,623	Metal Sky Star Acquisition Corp.*,2	696,956
677,222	Mountain & Co. I Acquisition Corp. - Class A2	7,889,636
1,614,653	Nabors Energy Transition Corp. II - Class A2,3	17,002,296
548,260	Oak Woods Acquisition Corp. - Class A2,3	5,937,656
934,747	Patria Latin American Opportunity Acquisition Corp. - Class A2,3	10,688,832
51,786	Perception Capital Corp. IV*,2	586,735
1,010,393	Project Energy Reimagined Acquisition Corp. - Class A2,3	10,957,712
835,832	Pyrophyte Acquisition Corp. - Class A2,3	9,561,918
2,418,152	Rigel Resource Acquisition Corp. - Class A2,3	27,397,662
201,960	SDCL EDGE Acquisition Corporation[2]	2,227,619
348,982	Slam Corp. - Class A2	3,884,170
280,628	Spark I Acquisition Corp.*,2	2,904,500
1,932,995	Spring Valley Acquisition Corp. II - Class A2,3	21,475,575
132,891	Swiftmerge Acquisition Corp. - Class A*,2	1,449,841
42,246	Target Global Acquisition I Corp. - Class A	481,182
357,445	TenX Keane Acquisition - Class A*,2	4,053,426
297,991	TLGY Acquisition Corp. - Class A2,3	3,406,037
141,140	TMT Acquisition Corp.*,2	1,548,306
107,132	TortoiseEcofin Acquisition Corp. III - Class A2	1,169,881
959,011	Tristar Acquisition I Corp. - Class A2,3	10,692,973

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
602,742	Zalatoris II Acquisition Corp.[2,3]	$6,600,025
		501,179,294
	TRANSPORT-MARINE — 0.8%
1,418,486	Overseas Shipholding Group, Inc. - Class A1	12,028,761

	WIRE & CABLE PRODUCTS — 8.3%
448,569	Encore Wire Corp.[1]	130,008,753
	TOTAL COMMON STOCKS
	(Cost $1,011,718,660)	1,031,366,501

	RIGHTS — 0.0%
287,741	ABIOMED, Inc., Expiration Date: December 30, 2029*,1,4	293,496
	TOTAL RIGHTS
	(Cost $293,496)	293,496

	UNITS — 0.7%
	SPECIFIED PURPOSE ACQUISITIONS — 0.7%
274,635	Lionheart Holdings*,2	2,746,350
800,018	Melar Acquisition Corp. I2,3	8,000,180
		10,746,530
	TOTAL UNITS
	(Cost $10,746,530)	10,746,530

	WARRANTS — 0.0%
178,475	Colombier Acquisition Corp. II, Expiration Date: December 31, 2028*,2	53,543
653	Haymaker Acquisition Corp. IV, Expiration Date: September 12, 2028*,2	114
443,350	Inflection Point Acquisition Corp. II, Expiration Date: July 17, 2028*,2	41,985
1,215,815	Keen Vision Acquisition Corp., Expiration Date: September 15, 2028*,2,3	60,791
664,600	Nabors Energy Transition Corp. II, Expiration Date: September 5, 2028*,2	66,460
140,555	Spark I Acquisition Corp., Expiration Date: November 27, 2028*,2	23,894
	TOTAL WARRANTS
	(Cost $0)	246,787

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 25.2%
392,081,455	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 5.21%[1,5]	$392,081,455
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $392,081,455)	392,081,455
	TOTAL INVESTMENTS — 92.0%
	(Cost $1,414,840,141)	1,434,734,769

	Assets in Excess of Other Liabilities — 8.0%	124,977,842
	TOTAL NET ASSETS — 100.0%	$1,559,712,611

	SECURITIES SOLD SHORT — (4.4)%
	COMMON STOCKS — (4.4)%
	OIL COMP-EXPLORATION & PRODUCTION — (3.3)%
(140,944)	ConocoPhillips	(16,121,175)
(950,056)	EQT Corp.	(35,133,071)
		(51,254,246)
	PAPER & RELATED PRODUCTS — (1.1)%
(361,458)	Smurfit Kappa Group (Dublin)[2]	(16,102,648)
(22,891)	Smurfit Kappa Group (Frankfurt)[2]	(1,020,020)
(22,891)	Smurfit Westrock PLC[2]	(1,026,022)
		(18,148,690)
	TOTAL COMMON STOCKS
	(Proceeds $73,720,883)	(69,402,936)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $73,720,883)	$(69,402,936)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	Carrols Restaurant Group, Inc.
(202)	Exercise Price: $10.00, Notional Amount: $(202,000), Expiration Date: September 20, 2024*	—
	Powerschool Holdings Inc.
(647)	Exercise Price: $22.50, Notional Amount: $(1,455,750), Expiration Date: August 16, 2024*	(6,470)
	TOTAL CALL OPTIONS
	(Proceeds $19,287)	(6,470)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $19,287)	$(6,470)

PLC — Public Limited Company

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024  (Unaudited)

*	Non-income producing security.

[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral is $101,441,894, which represents 6.50% of the total net assets of the Fund.

[2]	Foreign security denominated in U.S. Dollars.

[3]	Affiliated company.

[4]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.

[5]	The rate is the annualized seven-day yield at period end.

First Trust Merger Arbitrage Fund

Security Description	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks
Specified Purpose Acquisitions - 21.7%
AI Transportation Acquisition Corp.(1)(3)	$-	$5,227,159	$-	$-	$19,777	$5,246,936	$-
Aimei Health Technology Co., Ltd.(1)(3)	-	6,608,913	-	-	124,165	6,733,078	-
Alpha Partners Technology Merger Corp.(2)	15,515,620	-	(15,710,645)	887,917	(692,892)	-	-
Alpha Star Acquisition Corp.(1)(3)	4,985,039	2,876,189	(67,135)	-	474,086	8,268,179	-
Alphatime Acquisition Corp.(1)(3)	-	4,382,964	-	-	36,116	4,419,080	-
AlphaVest Acquisition Corp.(3)	5,547,633	-	-	-	236,181	5,783,814	-
Andretti Acquisition Corp. - Class A(2)	10,535,000	-	(10,779,980)	535,606	(290,626)	-	-
AP Acquisition Corp. - Class A(3)	11,896,446	-	-	-	509,228	12,405,674	-
Apollo Strategic Growth Capital II - Class A(2)	12,998,747	-	(13,106,121)	490,781	(383,407)	-	-
APx Acquisition Corp. I - Class A(1)(3)	3,019,163	2,972,228	(184,689)	-	463,836	6,270,538	-
Ares Acquisition Corp. - Class A(2)	32,025,332	-	(32,113,679)	1,041,246	(952,899)	-	-
ARYA Sciences Acquisition Corp. IV - Class A(1)(3)	-	2,227,349	-	-	66,701	2,294,050	-
Battery Future Acquisition Corp. - Class A(2)(3)	10,731,673	8,022,692	(18,782,991)	105,717	(77,091)	-	-
Bayview Acquisition Corp. - Class A(1)(3)	-	5,476,759	-	-	84,472	5,561,231	-
BioPlus Acquisition Corp. - Class A(2)	11,440,574	-	(11,413,105)	488,544	(516,013)	-	-
Black Hawk Acquisition Corp. - Class A(1)(3)	-	6,204,940	-	-	(9,400)	6,195,540	-
Blue Ocean Acquisition Corp. - Class A(1)(3)	-	5,774,424	(2,258,127)	45,869	125,946	3,688,112	-
Blue World Acquisition Corp. - Class A(1)	1,523,798	2,384,436	(1,001,470)	6,320	95,937	3,009,021	-
Bowen Acquisition Corp.(1)(3)	-	6,104,292	-	-	55,589	6,159,881	-
Bukit Jalil Global Acquisition I Ltd.	4,831,600	342,598	-	-	159,035	5,333,233	-
BurTech Acquisition Corp. - Class A(2)	5,558,161	-	(5,503,129)	13,328	(68,360)	-	-
Cartesian Growth Corp. II(1)(3)	11,337,862	4,918,868	(389,894)	-	1,069,870	16,936,706	-
CF Acquisition Corp. VII - Class A(2)	12,329,664	-	(12,460,540)	673,654	(542,778)	-	-
Chenghe Acquisition Co. - Class A(2)	7,590,141	1,118,190	(8,927,899)	508,581	(289,013)	-	-
Chenghe Acquisition II Co.(1)	-	4,584,730	-	-	4,585	4,589,315	-
Churchill Capital Corp. V - Class A(2)	11,783,231	-	(11,778,793)	381,875	(386,313)	-	-
Coliseum Acquisition Corp. - Class A(1)(3)	4,788,000	4,333,970	(4,893,133)	105,133	129,501	4,463,471	-
Compass Digital Acquisition Corp. - Class A(3)	13,653,815	5,897,221	(13,716,031)	482,191	(207,260)	6,109,936	-
Concord Acquisition Corp. II - Class A(2)	15,317,200	-	(15,805,413)	708,906	(220,693)	-	-
Concord Acquisition Corp. III - Class A(2)	3,923,485	-	(3,941,925)	11,248	7,192	-	-
Constellation Acquisition Corp. I - Class A(2)	3,819,746	330,300	(3,810,199)	-	(339,847)	-	-
Denali Capital Acquisition Corp. - Class A(2)	7,980,445	136	(7,980,445)	160,130	(160,266)	-	-
DT Cloud Acquisition Corp.(1)(3)	-	5,866,598	-	-	27,954	5,894,552	-
DUET Acquisition Corp. - Class A(2)	4,898,925	-	(5,033,393)	120,747	13,721	-	-
Embrace Change Acquisition Corp.(1)(3)	-	4,826,942	-	-	48,774	4,875,716	-
Enphys Acquisition Corp. - Class A(2)	31,075,601	6,890,658	(38,080,836)	726,031	(611,454)	-	-
Everest Consolidator Acquisition Corp. - Class A(2)	13,411,228	1	(13,764,538)	423,979	(70,670)	-	-
Feutune Light Acquisition Corp. - Class A(2)	4,351,128	-	(4,463,410)	113,406	(1,124)	-	-
Finnovate Acquisition Corp. - Class A(1)(3)	3,295,140	4,347,472	(3,406,895)	96,168	39,821	4,371,706	-
Fintech Ecosystem Development Corp. - Class A(2)	7,980,011	-	(8,149,247)	596,790	(427,554)	-	-
Forbion European Acquisition Corp. - Class A(2)	9,918,488	-	(9,881,356)	154,884	(192,016)	-	-
FTAC Emerald Acquisition Corp. - Class A(2)	19,417,798	-	(19,719,289)	360,114	(58,623)	-	-
Global Lights Acquisition Corp.(1)(3)	-	5,419,973	-	-	65,327	5,485,300	-
Global Partner Acquisition Corp. II - Class A(2)	2,166,065	1,139,602	(3,372,738)	240,837	(173,766)	-	-
Goldenstone Acquisition Ltd.(2)	4,464,014	-	(4,667,608)	235,766	(32,172)	-	-
Haymaker Acquisition Corp. IV(2)	12,205,892	-	(12,147,581)	43,612	(101,923)	-	-
Horizon Space Acquisition I Corp.(1)(3)	1,118,368	5,109,380	(1,025,024)	12,729	226,296	5,441,749	-
InFinT Acquisition Corp.(1)(3)	-	7,505,058	-	-	259,042	7,764,100	-
Integrated Wellness Acquisition Corp. - Class A(1)(3)	-	4,605,934	-	-	251,691	4,857,625	-
Investcorp Europe Acquisition Corp. I - Class A(2)	10,430,330	-	(10,496,872)	463,305	(396,763)	-	-
Investcorp India Acquisition Corp. - Class A(1)(3)	-	15,092,023	-	-	625,842	15,717,865	-
Israel Acquisitions Corp.(3)	9,633,247	-	(29,878)	1,774	427,101	10,032,244	-
JVSPAC Acquisition Corp. - Class A(1)(3)	-	4,876,562	-	-	44,058	4,920,620	-
Keen Vision Acquisition Corp.(1)(3)	-	14,174,956	-	-	600,850	14,775,806	-
Kensington Capital Acquisition Corp. V - Class A(1)(3)	2,498,632	2,136,067	(9,456)	-	206,509	4,831,752	-
Kernel Group Holdings, Inc. - Class A(2)	5,532,490	322,704	(5,962,577)	145,771	(38,388)	-	-
LatAmGrowth SPAC(1)(3)	5,797,385	3,911,715	(5,887,169)	37,555	243,425	4,102,911	-
Learn CW Investment Corp. - Class A(1)(3)	11,312,881	8,625,213	(11,941,632)	628,751	(47,218)	8,577,995	19,460
Mountain & Co. I Acquisition Corp. - Class A(2)	7,595,672	7,797,389	(15,401,650)	165,136	(156,547)	-	-
Nabors Energy Transition Corp. II - Class A(1)(3)	14,797,350	3,328,321	(1,782,375)	41,911	617,089	17,002,296	-
Oak Woods Acquisition Corp. - Class A(3)	4,841,654	888,940	-	-	207,062	5,937,656	-
Patria Latin American Opportunity Acquisition Corp. - Class A(3)	17,365,585	4,484,895	(11,867,694)	429,285	276,761	10,688,832	-
Pearl Holdings Acquisition Corp. - Class A(2)	22,324,689	-	(22,554,774)	765,585	(535,500)	-	-
Project Energy Reimagined Acquisition Corp. - Class A	10,064,919	528,000	-	-	364,793	10,957,712	-
PROOF Acquisition Corp. I - Class A(2)	5,609,556	-	(5,638,927)	39,461	(10,090)	-	-
Pyrophyte Acquisition Corp. - Class A(1)(3)	862,796	8,321,151	(7,888)	-	385,859	9,561,918	-
RF Acquisition Corp. - Class A(2)	4,260,000	-	(4,289,176)	337,176	(308,000)	-	-
Rigel Resource Acquisition Corp. - Class A(3)	25,069,869	1,274,820	(1)	-	1,052,974	27,397,662	-
Screaming Eagle Acquisition Corp. - Class A(2)	73,038,812	4,093,157	(78,796,979)	3,923,409	(2,258,399)	-	-
SDCL EDGE Acquisition Corp. - Class A(2)	10,766,823	2,300,263	(13,455,438)	736,943	(348,591)	-	-
Slam Corp. - Class A(2)	40,324,293	3,799,353	(44,378,235)	2,891,087	(2,636,498)	-	-
Spring Valley Acquisition Corp. II - Class A(3)	22,218,432	9,682,407	(11,083,336)	447,056	211,015	21,475,574	-
TLGY Acquisition Corp. - Class A(1)(3)	2,226,729	1,070,406	(174,926)	-	283,828	3,406,037	-
TortoiseEcofin Acquisition Corp. III - Class A(2)(3)	30,828,586	2,818,232	(34,162,932)	774,461	(258,347)	-	-
Trajectory Alpha Acquisition Corp. - Class A(2)	4,198,995	-	(4,308,468)	151,637	(42,164)	-	-
Tristar Acquisition I Corp. - Class A(1)(3)	4,874,686	5,409,338	(63,886)	-	472,835	10,692,973	-
Valuence Merger Corp. I - Class A(2)	5,717,506	620,920	(6,552,261)	384,712	(170,877)	-	-
Zalatoris II Acquisition Corp.(1)(3)	-	6,500,644	(80,000)	(244)	179,625	6,600,025	-
						338,838,421
Units
Specified Purpose Acquisitions - 0.5%
Haymaker Acquisition Corp. IV(2)	10	-	(10)	10	(10)	-	-
Melar Acquisition Corp. I(1)(3)	-	9,154,500	(1,153,134)	(1,186)	-	8,000,180	-
						8,000,180
Warrants - 0.0%
Haymaker Acquisition Corp. IV(2)	137	-	-	-	(137)	-	-
Keen Vision Acquisition Corp.(3)(4)	12,437,787	-	(12,285,565)	-	(91,431)	60,791	-
						60,791
Total	$702,064,884	$246,711,952	$(620,702,497)	$22,135,704	$(3,310,651)	$346,899,392	$19,460

*	Net of foreign withholding taxes.

(1)	Not an affiliate at the beginning of the period.

(2)	Not an affiliate at the end of the period.

(3)	Foreign security denominated in U.S. Dollars.

(4)	Non income producing

First Trust Merger Arbitrage Fund

Security Description	Shares Beginning of Period	Additions	Reductions	Stock Split	Shares End of Period
Common Stocks
Specified Purpose Acquisitions - 21.7%
AI Transportation Acquisition Corp.(1)(3)	-	506,461	-	-	506,461
Aimei Health Technology Co., Ltd.(1)(3)	-	649,911	-	-	649,911
Alpha Partners Technology Merger Corp.(2)	1,465,812	-	(1,465,812)	-	-
Alpha Star Acquisition Corp.(1)(3)	457,763	258,717	-	-	716,480
Alphatime Acquisition Corp.(1)(3)	-	400,279	-	-	400,279
AlphaVest Acquisition Corp.(3)	524,847	-	-	-	524,847
Andretti Acquisition Corp. - Class A(2)	980,000	-	(980,000)	-	-
AP Acquisition Corp. - Class A(3)	1,083,465	-	-	-	1,083,465
Apollo Strategic Growth Capital II - Class A(2)	1,236,798	-	(1,236,798)	-	-
APx Acquisition Corp. I - Class A(1)(3)	275,220	264,878	-	-	540,098
Ares Acquisition Corp. - Class A(2)	2,976,332	-	(2,976,332)	-	-
ARYA Sciences Acquisition Corp. IV - Class A(1)(3)	-	200,880	-	-	200,880
Battery Future Acquisition Corp. - Class A(2)(3)	986,367	733,959	(1,416,367)	-	303,959
Bayview Acquisition Corp. - Class A(1)(3)	-	543,089	-	-	543,089
BioPlus Acquisition Corp. - Class A(2)	1,056,378	-	(1,056,378)	-	-
Black Hawk Acquisition Corp. - Class A(1)(3)	-	611,000	-	-	611,000
Blue Ocean Acquisition Corp. - Class A(1)(3)	-	532,133	(201,657)	-	330,476
Blue World Acquisition Corp. - Class A(1)	139,798	216,499	(89,066)	-	267,231
Bowen Acquisition Corp.(1)(3)	-	583,875	-	-	583,875
Bukit Jalil Global Acquisition I Ltd.	470,000	32,661	-	-	502,661
BurTech Acquisition Corp. - Class A(2)	525,843	-	(19,886)	-	505,957
Cartesian Growth Corp. II(1)(3)	1,049,802	451,679	-	-	1,501,481
CF Acquisition Corp. VII - Class A(2)	1,152,305	-	(833,347)	-	318,958
Chenghe Acquisition Co. - Class A(2)	700,844	102,031	(802,875)	-	-
Chenghe Acquisition II Co.(1)	-	458,473	-	-	458,473
Churchill Capital Corp. V - Class A(2)	1,133,003	-	(1,133,003)	-	-
Coliseum Acquisition Corp. - Class A(1)(3)	450,000	407,251	(450,000)	-	407,251
Compass Digital Acquisition Corp. - Class A(3)	1,301,603	561,575	(1,301,603)	-	561,575
Concord Acquisition Corp. II - Class A(2)	1,490,000	-	(1,490,000)	-	-
Concord Acquisition Corp. III - Class A(2)	369,443	-	(369,443)	-	-
Constellation Acquisition Corp. I - Class A(2)	354,008	30,000	-	-	384,008
Denali Capital Acquisition Corp. - Class A(2)	730,810	-	(730,810)	-	-
DT Cloud Acquisition Corp.(1)(3)	-	579,602	-	-	579,602
DUET Acquisition Corp. - Class A(2)	457,416	-	(457,416)	-	-
Embrace Change Acquisition Corp.(1)(3)	-	433,397	-	-	433,397
Enphys Acquisition Corp. - Class A(2)	2,959,581	643,698	(3,194,547)	-	408,732
Everest Consolidator Acquisition Corp. - Class A(2)	1,239,485	-	(1,239,485)	-	-
Feutune Light Acquisition Corp. - Class A(2)	407,409	-	(407,409)	-	-
Finnovate Acquisition Corp. - Class A(1)(3)	302,584	386,942	(304,014)	-	385,512
Fintech Ecosystem Development Corp. - Class A(2)	750,001	-	(750,001)	-	-
Forbion European Acquisition Corp. - Class A(2)	905,798	-	(905,798)	-	-
FTAC Emerald Acquisition Corp. - Class A(2)	1,856,386	-	(1,856,386)	-	-
Global Lights Acquisition Corp.(1)(3)	-	532,295	-	-	532,295
Global Partner Acquisition Corp. II - Class A(2)	200,006	-	(200,006)	-	-
Goldenstone Acquisition Ltd.(2)	416,808	-	(416,808)	-	-
Haymaker Acquisition Corp. IV(2)	1,200,186	-	(182,229)	-	1,017,957
Horizon Space Acquisition I Corp.(1)(3)	106,107	479,829	(93,470)	-	492,466
InFinT Acquisition Corp.(1)(3)	-	673,967	-	-	673,967
Integrated Wellness Acquisition Corp. - Class A(1)(3)	-	419,484	-	-	419,484
Investcorp Europe Acquisition Corp. I - Class A(2)	958,670	-	(457,631)	-	501,039
Investcorp India Acquisition Corp. - Class A(1)(3)	-	1,382,398	-	-	1,382,398
Israel Acquisitions Corp.(3)	913,104	-	(2,737)	-	910,367
JVSPAC Acquisition Corp. - Class A(1)(3)	-	484,313	-	-	484,313
Keen Vision Acquisition Corp.(1)(3)	-	180,764	1,215,815	-	1,396,579
Kensington Capital Acquisition Corp. V - Class A(1)(3)	236,389	199,493	-	-	435,882
Kernel Group Holdings, Inc. - Class A(2)	521,933	30,019	(551,952)	-	-
LatAmGrowth SPAC(1)(3)	527,035	360,536	(527,034)	-	360,537
Learn CW Investment Corp. - Class A(1)(3)	1,066,247	786,972	(1,066,247)	-	786,972
Mountain & Co. I Acquisition Corp. - Class A(2)	678,185	685,545	(686,508)	-	677,222
Nabors Energy Transition Corp. II - Class A(1)(3)	1,455,000	322,292	(162,639)	-	1,614,653
Oak Woods Acquisition Corp. - Class A(3)	463,760	84,500	-	-	548,260
Patria Latin American Opportunity Acquisition Corp. - Class A(3)	1,580,126	409,780	(1,055,159)	-	934,747
Pearl Holdings Acquisition Corp. - Class A(2)	2,082,527	-	(2,082,527)	-	-
Project Energy Reimagined Acquisition Corp. - Class A	960,393	50,000	-	-	1,010,393
PROOF Acquisition Corp. I - Class A(2)	522,305	-	(522,305)	-	-
Pyrophyte Acquisition Corp. - Class A(1)(3)	79,083	756,749	-	-	835,832
RF Acquisition Corp. - Class A(2)	400,000	-	(400,000)	-	-
Rigel Resource Acquisition Corp. - Class A(3)	2,302,100	116,052	-	-	2,418,152
Screaming Eagle Acquisition Corp. - Class A(2)	6,982,678	382,542	(7,365,220)	-	-
SDCL EDGE Acquisition Corp. - Class A(2)	1,015,738	214,018	(1,027,796)	-	201,960
Slam Corp. - Class A(2)	3,740,658	348,982	(3,740,658)	-	348,982
Spring Valley Acquisition Corp. II - Class A(3)	2,076,489	878,038	(1,021,532)	-	1,932,995
TLGY Acquisition Corp. - Class A(1)(3)	202,522	95,469	-	-	297,991
TortoiseEcofin Acquisition Corp. III - Class A(2)(3)	2,941,659	262,132	(3,096,659)	-	107,132
Trajectory Alpha Acquisition Corp. - Class A(2)	399,144	-	(399,144)	-	-
Tristar Acquisition I Corp. - Class A(1)(3)	456,000	503,011	-	-	959,011
Valuence Merger Corp. I - Class A(2)	514,627	55,680	(570,307)	-	-
Zalatoris II Acquisition Corp.(1)(3)	-	610,054	(7,312)	-	602,742

Units
Specified Purpose Acquisitions - 0.5%
Haymaker Acquisition Corp. IV(2)	1	-	(1)	-	-
Melar Acquisition Corp. I(1)(3)	-	915,450	(115,432)	-	800,018

Warrants - 0.0%
Haymaker Acquisition Corp. IV(2)	653	-	-	-	653
Keen Vision Acquisition Corp.(3)(4)	1,215,815	-	-	-	1,215,815

(1)	Not an affiliate at the beginning of the period.

(2)	Not an affiliate at the end of the period.

(3)	Foreign security denominated in U.S. Dollars.

(4)	Non income producing